UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02736

Name of Registrant: PETROLEUM & RESOURCES CORPORATION

Address of Registrant: 7 St. Paul Street, Suite 1140
                       Baltimore, MD  21202

Name and address of agent for service:      Lawrence L. Hooper, Jr., Esq.
                                            7 St. Paul Street, Suite 1140
                                            Baltimore, MD  21202

Registrant's telephone number, including area code: (410) 752-5900

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003

Item 1: Reports to Shareholders

[LOGO] Petroleum & Resources Corporation

           [LOGO] PETROLEUM & RESOURCES CORPORATION

                                        (R)
                                  SEMI-ANNUAL REPORT
          --------------------
                    June 30, 2003

                            LETTER TO STOCKHOLDERS
--------------------------------------------------------------------------------


We submit herewith the audited financial statements of the Corporation for the six months ended June 30, 2003. In addition, there is the report of independent auditors, a schedule of investments, along with other financial information.

Net assets of the Corporation at June 30, 2003 were $22.36 per share on 21,311,767 shares outstanding, compared with $20.98 per share at December 31, 2002 on 21,510,067 shares outstanding. On March 1, 2003, a distribution of $0.13 per share was paid, consisting of $0.09 from 2002 long-term capital gain, $0.03 from 2002 investment income and $0.01 from 2003 investment income, all taxable in 2003. A 2003 income dividend of $0.13 per share was paid on June 1, 2003, and another $0.13 investment income dividend has been declared to shareholders of record August 15, 2003, payable September 1, 2003.

Net investment income for the six months ended June 30, 2003 amounted to $3,942,668, compared with $4,655,158 for the same period in 2002. These earnings are equal to $0.18 and $0.22 per share on the average number of shares outstanding during each period.

Net capital gain realized on investments for the six months ended June 30, 2003 amounted to $3,283,072, the equivalent of $0.15 per share.

Current and potential shareholders can find information about the Corporation, including the daily net asset value (NAV) per share, the market price, and the discount/premium to the NAV, at its site on the Internet. The address for the website is www.peteres.com. Also available at the website are a brief history of the Corporation, historical financial information, and more general industry material. Further information regarding shareholder services is located on page 13 of this report.

The Corporation is an internally-managed equity fund emphasizing petroleum and other natural resource investments. The investment policy of the Corporation is based on the primary objectives of preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

By order of the Board of Directors,
/s/ DOUGLAS G. OBER
Douglas G. Ober,
Chairman, President and
Chief Executive Officer

July 18, 2003

                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                 June 30, 2003

Assets
Investments* at value:
 Common stocks and convertible securities
   (cost $265,867,709)                                                     $412,180,065
 Short-term investments (cost $63,360,838)                                   63,360,838
 Securities lending collateral (cost $6,207,374)                              6,207,374 $481,748,277
----------------------------------------------------------------------------------------------------
Cash                                                                                         197,036
Receivables:
 Investment securities sold                                                                  592,294
 Dividends and interest                                                                      495,713
Prepaid expenses and other assets                                                          1,339,551
----------------------------------------------------------------------------------------------------
    Total Assets                                                                         484,372,871
----------------------------------------------------------------------------------------------------
Liabilities
Investment securities purchased                                                              162,999
Open written option contracts at value (proceeds $227,414)                                   262,362
Obligations to return securities lending collateral                                        6,207,374
Accrued expenses                                                                           1,195,444
----------------------------------------------------------------------------------------------------
    Total Liabilities                                                                      7,828,179
----------------------------------------------------------------------------------------------------
    Net Assets                                                                          $476,544,692
----------------------------------------------------------------------------------------------------
Net Assets
Common Stock at par value $1.00 per share, authorized 50,000,000 shares;
  issued and outstanding 21,311,767 shares                                              $ 21,311,767
Additional capital surplus                                                               303,968,013
Undistributed net investment income                                                        1,779,431
Undistributed net realized gain on investments                                             3,208,073
Unrealized appreciation on investments                                                   146,277,408
----------------------------------------------------------------------------------------------------
    Net Assets Applicable to Common Stock                                               $476,544,692
----------------------------------------------------------------------------------------------------
    Net Asset Value Per Share of Common Stock                                                 $22.36
----------------------------------------------------------------------------------------------------

* See Schedule of Investments on pages 8 and 9.

The accompanying notes are an integral part of the financial statements.

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                        Six Months Ended June 30, 2003

Investment Income
 Income:
   Dividends                                                             $ 5,403,378
   Interest and other income                                                 452,108
------------------------------------------------------------------------------------
      Total income                                                         5,855,486
------------------------------------------------------------------------------------
 Expenses:
   Investment research                                                       830,427
   Administration and operations                                             524,534
   Directors' fees                                                           109,000
   Reports and stockholder communications                                    147,449
   Transfer agent, registrar and custodian expenses                           84,198
   Auditing and accounting services                                           38,128
   Legal services                                                             10,262
   Occupancy and other office expenses                                        93,419
   Travel, telephone and postage                                              32,352
   Other                                                                      43,049
------------------------------------------------------------------------------------
      Total expenses                                                       1,912,818
------------------------------------------------------------------------------------
      Net Investment Income                                                3,942,668
------------------------------------------------------------------------------------
Realized Gain and Change in Unrealized Appreciation on Investments
 Net realized gain on security transactions                                3,283,072
 Change in unrealized appreciation on investments                         27,496,801
------------------------------------------------------------------------------------
      Net Gain on Investments                                             30,779,873
------------------------------------------------------------------------------------
Change in Net Assets Resulting from Operations                           $34,722,541
------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Six Months Ended    Year Ended
                                                          June 30, 2003   December 31, 2002
                                                         ---------------- -----------------
From Operations:
 Net investment income                                     $  3,942,668     $  8,983,077
 Net realized gain on investments                             3,283,072       14,332,921
 Change in unrealized appreciation on investments            27,496,801      (82,017,470)
-------------------------------------------------------------------------------------------
   Change in net assets resulting from operations            34,722,541      (58,701,472)
-------------------------------------------------------------------------------------------
Dividends to Stockholders from:
 Net investment income                                       (3,638,128)      (9,069,217)
 Net realized gain from investment transactions              (1,934,492)     (14,302,830)
-------------------------------------------------------------------------------------------
   Decrease in net assets from distributions                 (5,572,620)     (23,372,047)
-------------------------------------------------------------------------------------------
From Capital Share Transactions:
 Value of shares issued in payment of distributions                  --        9,954,365
 Cost of shares purchased (Note 4)                           (3,880,692)      (3,097,181)
-------------------------------------------------------------------------------------------
   Change in net assets from capital share transactions      (3,880,692)       6,857,184
-------------------------------------------------------------------------------------------
   Total Change in Net Assets                                25,269,229      (75,216,335)

Net Assets:
 Beginning of period                                        451,275,463      526,491,798
-------------------------------------------------------------------------------------------
 End of period (including undistributed net investment
   income of $1,779,431 and $1,474,891, respectively)      $476,544,692     $451,275,463
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

Petroleum & Resources Corporation (the Corporation) is registered under the Investment Company Act of 1940 as a non-diversified investment company. The Corporation's investment objectives as well as the nature and risk of its investment transactions are set forth in the Corporation's registration statement.

Security Valuation--Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

Security Transactions and Investment Income--Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

2.  FEDERAL INCOME TAXES

The Corporation's policy is to distribute all of its taxable income to its shareholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities, including options, at June 30, 2003 was $335,668,460, and net unrealized appreciation aggregated $146,307,231, of which the related gross unrealized appreciation and depreciation were $176,102,378 and $29,795,147, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, annual reclassifications are made within the Corporation's capital accounts to reflect income and gains available for distribution under income tax regulations.

3.  INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than options and short-term investments, during the six months ended June 30, 2003 were $9,346,377 and $28,301,885, respectively. Options may be written (sold) or purchased by the Corporation. The Corporation, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is limited to the premium originally paid. A schedule of outstanding option contracts as of June 30, 2003 can be found on page 10.

Transactions in written covered call and collateralized put options during the six months ended June 30, 2003 were as follows:

                                  Covered Calls    Collateralized Puts
                               ------------------  -------------------
                               Contracts Premiums  Contracts  Premiums
                               --------- --------  --------- ---------
         Options outstanding,
          December 31, 2002        625   $ 58,228      300   $  32,392
         Options written         1,550    197,266    1,400     190,792
         Options terminated in
          closing purchase
          transactions              --         --     (100)    (10,143)
         Options expired          (825)   (81,427)  (1,100)   (159,694)
         --------------------------------------------------------------
         Options outstanding,
          June 30, 2003          1,350    174,067      500      53,347
         --------------------------------------------------------------

All investment decisions are made by a committee, and no one person is primarily responsible for making recommendations to that committee.

4.  CAPITAL STOCK

The Corporation has 5,000,000 authorized and unissued preferred shares without par value.

On December 27, 2002, the Corporation issued 521,854 shares of its Common Stock at a price of $19.075 per share (the average market price on December 9, 2002) to stockholders of record November 25, 2002 who elected to take stock in payment of the distribution from 2002 capital gain and investment income.

The Corporation may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable.

Transactions in Common Stock for 2003 and 2002 were as follows:

                                  Shares                   Amount
                          ----------------------  ------------------------
                          Six months               Six months
                            ended     Year ended     ended      Year ended
                           June 30,  December 31,   June 30,   December 31,
                             2003        2002         2003         2002
                          ---------- ------------ -----------  ------------
    Shares issued in
     payment of dividends      --       521,854   $   --       $ 9,954,365
    Shares purchased
     (at a weighted
     average discount
     from net asset value
     of 8.3% and 8.9%,
     respectively)         (198,300)   (159,350)   (3,880,692)  (3,097,181)
    -----------------------------------------------------------------------
    Net change             (198,300)    362,504   $(3,880,692) $ 6,857,184
    -----------------------------------------------------------------------

--------------------------------------------------------------------------------


The cost of the 213,200 shares of Common Stock held by the Corporation at June 30, 2003 and of the 14,900 shares of Common Stock held at December 31, 2002 amounted to $4,165,909 and $285,217 on each respective date.

The Corporation has an employee incentive stock option and stock appreciation rights plan which provides for the issuance of options and stock appreciation rights for the purchase of up to 895,522 shares of the Corporation's Common Stock at 100% of the fair market value at date of grant. Options are exercisable beginning not less than one year after the date of grant and extend and vest over ten years from the date of grant. Stock appreciation rights are exercisable beginning not less than two years after the date of grant and extend over the period during which the option is exercisable. The stock appreciation rights allow the holders to surrender their rights to exercise their options and receive cash or shares in an amount equal to the difference between the option price and the fair market value of the Common Stock at the date of surrender.

Under the plan, the exercise price of the options and related stock appreciation rights is reduced by the per share amount of capital gain paid by the Corporation during subsequent years. At the beginning of 2003, there were 152,012 options outstanding at a weighted average exercise price of $18.0662 per share. During the six months ended June 30, 2003, the Corporation granted options including stock appreciation rights for 21,258 shares of Common Stock with an exercise price of $19.285. During the six months ended June 30, 2003, stock appreciation rights relating to 10,514 stock option shares were exercised at a weighted average market price of $20.0289 per share and the stock options relating to these rights with a weighted average exercise price of $10.6666 per share were cancelled. Stock options and stock appreciation rights relating to 25,943 shares, with a weighted average exercise price of $19.4609, were cancelled. At June 30, 2003, there were outstanding exercisable options to purchase 46,232 common shares at $9.0317-$25.2538 per share (weighted average price of $17.3058) and unexercisable options to purchase 90,581 common shares at $11.6367-$25.2538 per share (weighted average price of $19.0276). The weighted average remaining contractual life of outstanding exercisable and unexercisable options was 5.0377 years and 6.6797 years, respectively. The total compensation expense for stock options and stock appreciation rights recognized for the six months ended June 30, 2003 was $99,616. At June 30, 2003, there were 279,614 shares available for future option grants.

5.  RETIREMENT PLANS

The Corporation provides retirement benefits for its employees under a non-contributory qualified defined benefit pension plan. The benefits are based on years of service and compensation during the last five years of employment. The Corporation's current funding policy is to contribute annually to the plan only those amounts that can be deducted for federal income tax purposes. As of June 30, 2003, the plan assets, consisting primarily of investments in individual stocks, bonds and mutual funds were $3,349,405. In determining the actuarial present value of the projected benefit obligation, the interest rate used for the weighted average discount rate was 6.75%, the expected rate of annual salary increases was 7.0%, and the long-term expected rate of return on plan assets was 8.0%. The projected benefit obligation as of June 30, 2003 was $3,854,538. Prepaid pension cost included in other assets at June 30, 2003 was $900,956.

In addition, the Corporation has a nonqualified benefit plan which provides employees with defined retirement benefits to supplement the qualified plan. The Corporation does not provide postretirement medical benefits.

6.  EXPENSES

The cumulative amount of accrued expenses at June 30, 2003 for employees and former employees of the Corporation was $1,052,222. Aggregate remuneration paid or accrued during the six months ended June 30, 2003 to key employees and directors amounted to $655,563.

7.  PORTFOLIO SECURITIES LOANED

The Corporation makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Corporation accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Corporation also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Corporation. At June 30, 2003, the Corporation had securities on loan of $5,857,056 and held collateral of $6,207,374, consisting of repurchase agreements.

                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                          ------------------
                                          Six Months Ended
                                          -----------------
                                                                        Year Ended December 31
                                          June 30, June 30, ----------------------------------------------
                                            2003     2002     2002     2001     2000      1999      1998
                                          -------- -------- -------- -------- -------- ---------- --------
Per Share Operating Performance*

Net asset value, beginning of period        $20.98   $24.90   $24.90   $32.69   $26.32     $22.87   $27.64
----------------------------------------------------------------------------------------------------------

  Net investment income                       0.18     0.22     0.42     0.49     0.37       0.48     0.55

  Net realized gains and change in un
   realized appreciation (depreciation)
   and other changes                          1.44   (0.31)   (3.20)   (6.81)     7.67       4.67   (3.73)
----------------------------------------------------------------------------------------------------------

Total from investment operations              1.62   (0.09)   (2.78)   (6.32)     8.04       5.15   (3.18)
----------------------------------------------------------------------------------------------------------

Less distributions

  Dividends from net investment income      (0.17)   (0.17)   (0.43)   (0.43)   (0.39)     (0.48)   (0.52)

  Distributions from net realized gains     (0.09)   (0.09)   (0.68)   (1.07)   (1.35)     (1.07)   (1.01)
----------------------------------------------------------------------------------------------------------

Total distributions                         (0.26)   (0.26)   (1.11)   (1.50)   (1.74)     (1.55)   (1.53)
----------------------------------------------------------------------------------------------------------

  Capital share repurchases                   0.02    --        0.01     0.06     0.28       0.01    --

  Reinvestment of distributions              --       --      (0.04)   (0.03)   (0.21)     (0.16)   (0.06)
----------------------------------------------------------------------------------------------------------

Total capital share transactions              0.02    --      (0.03)     0.03     0.07     (0.15)   (0.06)
----------------------------------------------------------------------------------------------------------

Net asset value, end of period              $22.36   $24.55   $20.98   $24.90   $32.69     $26.32   $22.87
----------------------------------------------------------------------------------------------------------
Per share market price, end of period       $20.60   $22.77   $19.18   $23.46   $27.31     $21.50   $20.42
Total Investment Return
 Based on market price                        8.8%   (1.9)%  (13.7)%   (8.7)%    36.1%      13.3%  (10.0)%
 Based on net asset value                     7.9%   (0.3)%  (11.1)%  (19.0)%    33.1%      23.8%  (11.1)%
Ratios/Supplemental Data
 Net assets, end of period (in 000's)     $476,545 $519,128 $451,275 $526,492 $688,173   $565,075 $474,821
 Ratio of expenses to average net assets    0.84%+   0.46%+    0.49%    0.35%    0.59%      0.43%    0.31%
  Ratio of net investment income to
   average net assets                       1.74%+   1.76%+    1.84%    1.67%    1.24%      1.86%    2.13%
 Portfolio turnover                         4.68%+   9.71%+    9.69%    6.74%    7.68%     11.89%   12.70%
  Number of shares outstanding at
   end of period (in 000's)*                21,312   21,148   21,510   21,148   21,054     21,471   20,762
                                          ------------------

--------
*Prior years have been adjusted to reflect the 3-for-2 stock split effected in October 2000. Certain prior year amounts have been reclassified to conform to current year presentation.
+Ratios presented on an annualized basis.

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                 June 30, 2003

                                                   Shares    Value (A)
                                                  --------- -----------
         Stocks And Convertible Securities -- 86.5%
           Energy -- 75.3%
            Internationals -- 26.8%
             BP plc ADR                             500,000 $21,010,000
             ChevronTexaco Corp.                    300,000  21,660,000
             Exxon Mobil Corp.                    1,050,000  37,705,500
             Royal Dutch Petroleum Co.              660,000  30,769,200
             "Shell" Transport and
              Trading Co., plc ADR                  150,000   5,977,500
             Total S.A. ADR                         140,000  10,612,000
                                                            -----------
                                                            127,734,200
                                                            -----------
            Domestics -- 7.7%
             Amerada Hess Corp.                      50,000   2,459,000
             ConocoPhillips                         200,000  10,960,000
             Kerr McGee Corp.                       177,153   7,936,454
             Murphy Oil Corp.                       140,000   7,364,000
             Unocal Capital Trust
              $3.125 Conv. Pfd.                      72,540   3,568,061
             Unocal Corp.                           150,000   4,303,500
                                                            -----------
                                                             36,591,015
                                                            -----------
            Producers -- 10.9%
             Anadarko Petroleum Corp.                55,000   2,445,850
             Apache Corp.                           147,000   9,563,820
             Devon Energy Corp.                     198,720  10,611,649
             EOG Resources, Inc.                    200,000   8,368,000
             Noble Energy, Inc.                     125,000   4,725,000
             Occidental Petroleum Corp.             175,000   5,871,250
             Pioneer Natural Resources Co. (B)      235,000   6,133,500
             Stone Energy Corp. (B)                 104,300   4,372,256
                                                            -----------
                                                             52,091,325
                                                            -----------
            Distributors -- 17.5%
             Atmos Energy Corp.                     139,500   3,459,600
             Duke Energy Corp. 8.25% Conv.
              Pfd. due 2004 (C)                     160,000   2,537,600
             Duke Energy Corp.                      115,000   2,294,250
             El Paso Corp.                          210,000   1,696,800
             Energen Corp.                          250,000   8,325,000
             Equitable Resources Inc.               300,000  12,222,000
             Keyspan Corp.                          220,000   7,799,000
             Kinder Morgan, Inc.                    162,500   8,880,625
             MDU Resources Group, Inc.              200,000   6,698,000
             National Fuel Gas Co.                  200,000   5,210,000

                                                 Shares   Value (A)
                                                 ------- ------------

               New Jersey Resources Corp.        277,500 $  9,851,250
               Northwestern Corp. (B)             16,500       33,000
               Questar Corp.                     268,000    8,969,960
               TECO Energy, Inc. (C)             200,000    2,398,000
               Williams Companies, Inc. 9.0%
                FELINE PACS due 2005             120,000    1,482,000
               Williams Companies, Inc.          200,000    1,580,000
                                                         ------------
                                                           83,437,085
                                                         ------------
              Services -- 12.4%
               Baker Hughes, Inc.                130,000    4,364,100
               BJ Services Co. (B)               380,000   14,196,800
               Core Laboratories N.V. (B) (C)     75,000      810,000
               GlobalSantaFe Corp.               200,000    4,668,000
               Grant Prideco Inc. (B)            308,000    3,619,000
               Nabors Industries Ltd. (B)        125,000    4,943,750
               Noble Corp. (B)                   135,000    4,630,500
               Schlumberger Ltd.                 225,000   10,703,250
               Transocean Inc. (B)               110,000    2,416,700
               Weatherford International,
                Ltd. (B)                         205,000    8,589,500
                                                         ------------
                                                           58,941,600
                                                         ------------
             Basic Industries -- 11.2%
              Basic Materials & Other -- 8.3%
               Albemarle Corp.                   200,000    5,594,000
               Arch Coal Inc. (C)                250,000    5,745,000
               General Electric Co.              350,000   10,038,000
               Ingersoll-Rand Co. Ltd.           100,000    4,732,000
               Philadelphia Suburban Corp.       305,000    7,435,900
               Rohm & Haas Co.                   200,000    6,206,000
                                                         ------------
                                                           39,750,900
                                                         ------------
              Paper and Forest Products -- 2.9%
               Boise Cascade Corp. 7.5% ACES
                due 2004                          51,000    2,103,240
               Boise Cascade Corp.               205,000    4,899,500
               MeadWestvaco Corp.                 60,000    1,482,000
               Temple-Inland Inc.                120,000    5,149,200
                                                         ------------
                                                           13,633,940
                                                         ------------
           Total Stocks And Convertible Securities
              (Cost $265,867,709) (D)                     412,180,065
                                                         ------------

--------------------------------------------------------------------------------

                                 June 30, 2003


                                                 Prin. Amt.   Value (A)
                                                 ----------- -----------

        Short-Term Investments -- 13.3%
           U.S. Government Obligations -- 1.5%
            U.S. Treasury Bills, 0.95%, due
             8/21/03                             $ 7,000,000 $ 6,990,678
                                                             -----------
           Certificates of Deposit  -- 2.1%
            Mercantile-Safe Deposit &
             Trust Co., 1.00%,
             due 7/24/03-7/25/03                  10,000,000  10,000,000
                                                             -----------
           Commercial Paper -- 9.7%
            American General Finance
             Corp., 1.14%, due 7/3/03              5,000,000   4,999,683
            Cargill, Inc., 1.07%, due 7/10/03      2,600,000   2,599,305
            ChevronTexaco Funding Corp.,
             1.15%, due 7/1/03                       900,000     900,000
            Chevron UK, 1.20-1.22%, due
             7/8/03-7/11/03                        4,100,000   4,098,785
            Coca-Cola Enterprises, Inc.,
             0.99-1.22%, due 7/1/03-
             7/22/03                               5,000,000   4,997,767
            GMAC MINT,
             1.23%, due 7/15/03                    3,050,000   3,048,541
            GMAC New Center Asset Trust,
             1.03%, due 7/29/03                    1,950,000   1,948,438
            General Electric Capital Corp.,
             0.95-1.23%,
             due 7/15/03-7/31/03                   4,255,000   4,252,183
            Marsh & McLennan Companies,
             Inc., 1.18%, due 7/9/03               2,550,000   2,549,331

                                               Prin. Amt.    Value (A)
                                              ------------ ------------
           New Jersey Natural Gas,
            1.05%, due 7/21/03                $  2,885,000 $  2,883,317
           Toyota Motor Credit Corp.,
            1.16%, due 7/8/03                    5,000,000    4,998,872
           Verizon Network Funding
            Inc., 1.02-1.18%,
            due 7/10/03-7/17/03                  4,100,000    4,098,146
           Wells Fargo & Company
            1.01%, due 7/31/03                   5,000,000    4,995,792
                                                           ------------
                                                             46,370,160
                                                           ------------
       Total Short-Term Investments
         (Cost $63,360,838)                                  63,360,838
                                                           ------------
       Investments of Proceeds from Security Lending -- 1.3%
           CS First Boston, repurchase
            agreement, 1.35%, due
            7/1/03                                            2,000,066
           JP Morgan Securities,
            repurchase agreement,
            1.19%, 7/1/03                                     4,207,308
                                                           ------------
       Total Investments of Proceeds from
        Security Lending
        (Cost $6,207,374)                                     6,207,374
                                                           ------------
       Total Investments -- 101.1%
         (Cost $335,435,921)                                481,748,277
         Cash, receivables and other
          assets, less liabilities -- (1.1)%                 (5,203,585)
                                                           ------------
       Net Assets--100.0%                                  $476,544,692
                                                           ============

--------------------------------------------------------------------------------
Notes:
(A) See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ.
(B) Presently non-dividend paying.
(C) Some or all of these securities are on loan. See note 7 to financial statements.
(D) The aggregate market value of stocks held in escrow at June 30, 2003 covering open call option contracts written was $6,886,095. In addition, the aggregate market value of securities segregated by the custodian required to collateralize open put option contracts written was $1,987,500.

                   SCHEDULE OF OUTSTANDING OPTION CONTRACTS
--------------------------------------------------------------------------------

                                 June 30, 2003

     Contracts                                        Contract
    (100 shares                                Strike Expiration  Appreciation/
       each)              Security             Price   Date       (Depreciation)
    -----------           --------             ------ ----------  --------------

                COVERED CALLS
        150     Amerada Hess Corp.             $ 55   Nov   03       $ (3,326)
        100     Apache Corp.                    65    Jul   03          5,499
        100     Apache Corp.                    70    Jul   03          7,100
        150     Apache Corp.                   71.38  Jul   03         19,537
        100     Devon Energy Corp.              55    Oct   03         (8,001)
        100     Murphy Oil Corp.                50    Jul   03        (21,500)
        150     Murphy Oil Corp.                50    Oct   03        (59,251)
        100     Murphy Oil Corp.                55    Oct   03        (14,400)
        100     Nabors Industries Ltd.         47.50  Sep   03          8,999
        200     Nabors Industries Ltd.          50    Sep   03         15,999
        100     Pioneer Natural Resources Co.   25    Sep   03        (13,951)
       -----                                                         --------
      1,350                                                           (63,295)
       -----                                                         --------

                              COLLATERALIZED PUTS
         50     Albemarle Corp.                22.50  Dec   03          2,550
        100     ConocoPhillips                 47.50  Aug   03          7,599
        100     ConocoPhillips                  50    Aug   03          7,050
        150     ConocoPhillips                  45    Nov   03         10,649
         50     ConocoPhillips                  50    Nov   03             (1)
         50     Schlumberger Ltd.               45    Aug   03            500
       -----                                                         --------
        500                                                            28,347
       -----                                                         --------
                                                                     $(34,948)

                                                                     ========

                        CHANGES IN PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

                  During the Three Months Ended June 30, 2003
                                  (unaudited)

                                                          Shares
                                         -----------------------------------------
                                                                         Held
                                          Additions     Reductions   June 30, 2003
                                         ---------     ----------    -------------
Arch Coal Inc...........................   10,000                       250,000
ConocoPhillips..........................   59,690                       200,000
Devon Energy Corp.......................  198,720/(1)/   80,000         198,720
Schlumberger Ltd........................   35,000                       225,000
Anadarko Petroleum Corp.................                195,000          55,000
Core Laboratories N.V...................                134,400          75,000
Engelhard Corp..........................                124,900           --
Equitable Resources Inc.................                 61,000         300,000
Nabors Industries, Ltd..................                 55,000         125,000
Northwestern Corp.......................                183,500          16,500
Ocean Energy, Inc.......................                480,000/(1)/      --
Transocean Inc..........................                 90,000         110,000

--------
/(1)/ Received .414 shares for each share of Ocean Energy, Inc. held.

                        REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors and Stockholders of Petroleum & Resources Corporation:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Petroleum & Resources Corporation (hereafter referred to as the "Corporation") at June 30, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Corporation's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
July 10, 2003

                               -----------------

 This report, including the financial statements herein, is transmitted to the stockholders of Petroleum & Resources Corporation for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Corporation or of any securities mentioned in this report. The rates of return will vary and the market value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

                        HISTORICAL FINANCIAL STATISTICS
--------------------------------------------------------------------------------

                                                     Dividends    Distributions
                                            Net         from          from
                                           Asset   Net Investment Net Realized
                 Value of      Shares    Value per     Income         Gains
 December 31    Net Assets  Outstanding*  Share*     per Share*    per Share*
 -----------   ------------ ------------ --------- -------------- -------------
 1993......... $355,836,592  18,010,007   $19.76        $.55          $ .87
 1994.........  332,279,398  18,570,450    17.89         .61            .79
 1995.........  401,404,971  19,109,075    21.01         .58            .81
 1996.........  484,588,990  19,598,729    24.73         .55            .88
 1997.........  556,452,549  20,134,181    27.64         .51           1.04
 1998.........  474,821,118  20,762,063    22.87         .52           1.01
 1999.........  565,075,001  21,471,270    26.32         .48           1.07
 2000.........  688,172,867  21,053,644    32.69         .39           1.35
 2001.........  526,491,798  21,147,563    24.90         .43           1.07
 2002.........  451,275,463  21,510,067    20.98         .43            .68
 June 30, 2003  476,544,692  21,311,767    22.36         .30+           .09

--------
* Prior years have been adjusted to reflect the 3-for-2 stock split effected in October 2000.
+ Paid or declared.
                               -----------------

                                 Common Stock
                     Listed on the New York Stock Exchange
                           and the Pacific Exchange

                       Petroleum & Resources Corporation
            Seven St. Paul Street, Suite 1140, Baltimore, MD 21202
                       (410) 752-5900 or (800) 638-2479
                           Website: www.peteres.com
                          E-mail: contact@peteres.com
                      Counsel: Chadbourne & Parke L.L.P.
               Independent Auditors: PricewaterhouseCoopers LLP
   Transfer Agent, Registrar & Custodian of Securities: The Bank of New York

                     SHAREHOLDER INFORMATION AND SERVICES
--------------------------------------------------------------------------------

DIVIDEND PAYMENT SCHEDULE

The Corporation presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1 and
(b) a "year-end" distribution, payable in late December, consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31. Stockholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all stockholders of record are sent a dividend announcement notice and an election card in mid-November.

Stockholders holding shares in "street" or brokerage accounts may make their elections by notifying their brokerage house representative.

BuyDIRECT/SM/*

BuyDIRECT is a direct purchase and sale plan, as well as a dividend reinvestment plan, sponsored and administered by our transfer agent, The Bank of New York. The Plan provides registered stockholders and interested first time investors an affordable alternative for buying, selling, and reinvesting in Petroleum & Resources shares.

The costs to participants in administrative service fees and brokerage commissions for each type of transaction are listed below.

                            Initial Enrollment $7.50

A one-time fee for new accounts who are not currently registered holders.

         Optional Cash Investments
           Service Fee                             $2.50 per investment
           Brokerage Commission                         $0.05 per share
         Reinvestment of Dividends**
           Service Fee                           10% of amount invested
                                      (maximum of $2.50 per investment)
           Brokerage Commission                         $0.05 per share
         Sale of Shares
           Service Fee                                           $10.00
           Brokerage Commission                         $0.05 per share
         Deposit of Certificates for safekeeping               Included
         Book to Book Transfers                                Included

To transfer shares to another participant or to a new participant

Fees are subject to change at any time.

Minimum and Maximum Cash Investments

           Initial minimum investment (non-holders)          $500.00
           Minimum optional investment (existing holders)     $50.00
           Electronic Funds Transfer (monthly minimum)        $50.00
           Maximum per transaction                        $25,000.00
           Maximum per year                                     NONE

A brochure which further details the benefits and features of BuyDIRECT as well as an enrollment form may be obtained by contacting The Bank of New York.

For Non-Registered Shareholders
For shareholders whose stock is held by a broker in "street" name, The Bank of New York's Automatic Dividend Reinvestment Plan remains available through many registered investment security dealers. If your shares are currently held in a "street" name or brokerage account, please contact your broker for details about how you can participate in the Plan or contact The Bank of New York about the BuyDIRECT Plan.

                               -----------------

                                The Corporation
                       Petroleum & Resources Corporation
                            Lawrence L. Hooper, Jr.
                 Vice President, Secretary and General Counsel
                      Seven St. Paul Street, Suite 1140,
                              Baltimore, MD 21202
                                (800) 638-2479
                           Website: www.peteres.com
                          E-mail: contact@peteres.com

                              The Transfer Agent
                             The Bank of New York
                       Address Shareholder Inquiries to:
                       Shareholder Relations Department
                     P.O. Box 11258 Church Street Station
                              New York, NY 10286
                                (866) 723-8330
                           Website: www.stockbny.com
                       E-mail: Shareowners@bankofny.com
                        Send Certificates for Transfer
                            and Address Changes to:
                        Receive and Deliver Department
                     P.O. Box 11002 Church Street Station
                              New York, NY 10286

*BuyDIRECT is a service mark of The Bank of New York.
**The year-end dividend and capital gain distribution may be made in newly issued shares of common stock. There would be no fees or commissions in connection with this dividend and capital gain distribution when made in newly issued shares.

                                                                             13
<PLAINTEXT>

                       PETROLEUM & RESOURCES CORPORATION
--------------------------------------------------------------------------------
Board of Directors


Enrique R. Arzac/ 2,4/     Douglas G. Ober/ 1/
Daniel E. Emerson/ 1,3/    Landon Peters/ 2,3/
Edward J. Kelly, III/ 1,4/ John J. Roberts/ 1,2/
Thomas H. Lenagh/ 1,4/     Susan C. Schwab/ 1,3/
W.D. MacCallan/ 3,4/       Robert J.M. Wilson/ 1,3/
W. Perry Neff/ 2,4/

1. Member of Executive Committee
2. Member of Audit Committee
3. Member of Compensation Committee
4. Member of Retirement Benefits Committee

Officers

Douglas G. Ober            Chairman, President and
                            Chief Executive Officer
Joseph M. Truta            Executive Vice President
Nancy J.F. Prue            Vice President--Research
Lawrence L. Hooper, Jr.    Vice President, Secretary
                            and General Counsel
Maureen A. Jones           Vice President and
                            Chief Financial Officer
Christine M. Sloan         Assistant Treasurer
Geraldine H. Pare          Assistant Secretary

                                   --------
                                  Stock Data
                                   --------

Price (6/30/03)           $20.60
Net Asset Value (6/30/03) $22.36
Discount:                   7.9%

New York Stock Exchange and Pacific Exchange ticker symbol: PEO

NASDAQ Mutual Fund Quotation Symbol: XPEOX

Newspaper stock listings are generally under the abbreviation: PetRs

                               ----------------
                             Distributions in 2003
                               ----------------

                From Investment Income (paid or declared) $0.30
                From Net Realized Gains                    0.09
                                                          -----
                Total                                     $0.39
                                                          =====

                            -----------------------
                          2003 Dividend Payment Dates
                            -----------------------

            March 1, 2003
            June 1, 2003
            September 1, 2003
            December 27, 2003*

        *Anticipated

Item 2: Code(s) of Ethics for senior financial officers - Item not applicable to semi-annual report.

Item 3: Audit Committee Financial Expert - Item not applicable to semi-annual report.

Item 4: Principal Accountant Fees and Services - Item not applicable to semi-annual report.

Item 5: Audit Committee of Listed Registrants - Item not applicable to semi annual report.

Item 6: Reserved.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Item not applicable to semi-annual report.

Item 8: Reserved.

Item 9: Controls and Procedures.

     (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10: Exhibits attached hereto.  (Attach certifications as exhibits)

(a) Not required at this time.

(b) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       PETROLEUM & RESOURCES CORPORATION

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chairman & CEO

Date:  July 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       PETROLEUM & RESOURCES CORPORATION

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chairman & CEO


Date: :  July 28, 2003

       PETROLEUM & RESOURCES CORPORATION

BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Chief Financial Officer

Date: :  July 28, 2003